Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	1.98350%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$929,937.10

Principal:
Principal Collections	$16,425,878.39
Prepayments in Full	$7,894,811.23
Liquidation Proceeds	$352,612.41
Recoveries	$46,778.30
Sub Total	$24,720,080.33
Collections	$25,650,017.43

Purchase Amounts:
Purchase Amounts Related to Principal	$311,835.36
Purchase Amounts Related to Interest	$1,307.72
Sub Total	$313,143.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,963,160.51

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,963,160.51
Servicing Fee	$378,942.73	$378,942.73	$0.00	$0.00	$25,584,217.78
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,584,217.78
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,584,217.78
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,584,217.78
Interest - Class A-3 Notes	$323,335.39	$323,335.39	$0.00	$0.00	$25,260,882.39
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$25,100,732.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,100,732.47
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$25,030,803.72
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,030,803.72
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$24,980,281.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,980,281.55
Regular Principal Payment	$23,460,332.47	$23,460,332.47	$0.00	$0.00	$1,519,949.08
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,519,949.08
Residual Released to Depositor	$0.00	$1,519,949.08	$0.00	$0.00	$0.00
Total		$25,963,160.51

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,460,332.47
Total					$23,460,332.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,460,332.47	$62.78	$323,335.39	$0.87	$23,783,667.86	$63.65
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$23,460,332.47	$18.03	$603,936.23	$0.46	$24,064,268.70	$18.49

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$229,587,261.08	0.6143625	$206,126,928.61	0.5515840
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$397,407,261.08	0.3054347	$373,946,928.61	0.2874039

Pool Information
Weighted Average APR	2.443%	2.436%
Weighted Average Remaining Term	32.45	31.63
Number of Receivables Outstanding	31,308	30,471
Pool Balance	$454,731,271.18	$429,410,765.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$423,429,731.22	$399,969,398.75
Pool Factor	0.3224202	0.3044671

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$29,441,366.88
Targeted Overcollateralization Amount	$55,463,837.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$55,463,837.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$335,368.16
(Recoveries)		85	$46,778.30
Net Loss for Current Collection Period			$288,589.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7616%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3084%
Second Prior Collection Period			0.6802%
Prior Collection Period			0.3858%
Current Collection Period			0.7834%
Four Month Average (Current and Prior Three Collection Periods)			0.5394%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2503	$10,366,956.43
(Cumulative Recoveries)			$1,912,931.35
Cumulative Net Loss for All Collection Periods			$8,454,025.08
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5994%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,141.81
Average Net Loss for Receivables that have experienced a Realized Loss			$3,377.56

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.56%	349	$6,709,462.52
61-90 Days Delinquent	0.17%	34	$732,965.99
91-120 Days Delinquent	0.04%	7	$189,323.85
Over 120 Days Delinquent	0.09%	17	$373,773.13
Total Delinquent Receivables	1.86%	407	$8,005,525.49

Repossession Inventory:
Repossessed in the Current Collection Period		21	$428,942.44
Total Repossessed Inventory		38	$700,778.02

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1838%
Prior Collection Period			0.2012%
Current Collection Period			0.1903%
Three Month Average			0.1918%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3018%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer